Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Property and Equipment [Abstract]
Schedule of property and equipment

	Cost $	Accumulated Depreciation $	September 30, 2014 Net Carrying Value $	December 31, 2013 Net Carrying Value $

Computer hardware	4,323	4,323	-	-
Equipment	21,182	21,182	-	-
Furniture and fixtures	23,653	6,060	17,593	20,892
Demonstration equipment	357,620	-	357,620	157,872
Computer software	392	392	-	-
Leasehold improvements	38,163	9,595	28,568	34,413
	445,333	41,552	403,781	213,177

	Cost $	Accumulated Depreciation $	December 31, 2013 Net Carrying Value $	December 31, 2012 Net Carrying Value $

Computer hardware	4,323	4,323	-	124
Equipment	21,182	21,182	-	3,204
Furniture and fixtures	23,653	2,761	20,892	-
Demonstration equipment	157,872	-	157,872	-
Computer software	392	392	-	-
Leasehold improvements	38,163	3,750	34,413	-
	245,585	32,408	213,177	3,328